SUPPLEMENT DATED MARCH 12, 2004 TO THE
                                                  PIONEER ANNUISTAR PLUS ANNUITY
                                                 PROSPECTUS DATED APRIL 22, 2003

The following information supplements the information in the Pioneer Annuistar Plus Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE MARCH 14, 2004, the cover is supplemented to include the following available Variable Funding Option:

PIONEER VARIABLE CONTRACTS TRUST
    Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Pioneer Papp America-Pacific Rim VCT Portfolio - Class II Pioneer Papp Small and Mid Cap Growth VCT Portfolio - Class II

EFFECTIVE MARCH 14, 2004, the Fund Fees and Expenses table in the Fee Table section and the Examples in the Fee Table section are supplemented as follows:


                                                                                TOTAL ANNUAL                       TOTAL ANNUAL
                                MANAGEMENT    DISTRIBUTION         OTHER          OPERATING                          OPERATING
                                   FEE           AND/OR           EXPENSES         EXPENSES       FEE WAIVER AND      EXPENSES
                             (BEFORE EXPENSE   SERVICE FEES   (BEFORE EXPENSE   (BEFORE EXPENSE      EXPENSE       (AFTER EXPENSE
     FUNDING OPTIONS:         REIMBURSEMENT)     (12B-1)       REIMBURSEMENT)    REIMBURSEMENT)#   REIMBURSEMENT    REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS
   TRUST
   Pioneer Oak Ridge Large Cap
     Growth VCT Portfolio -
     Class II ..................  0.75%           0.25%            4.77%             5.77%            4.82%            0.95%(13)

   Pioneer Papp America-Pacific
     Rim VCT Portfolio -
     Class II ..................  0.75%           0.25%            4.77%             5.77%            4.82%            0.95%(13)

   Pioneer Papp Small and Mid
     Cap Growth VCT Portfolio
     - Class II ................  0.75%           0.25%            5.23%             6.23%            5.23x%           1.00%(14)


(13) Other Expenses are based on estimated amounts for the current fiscal year. The expenses in the table above reflect the contractual expense limitation in effect through March 12, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 0.95% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 12, 2005.

(14) Other Expenses are based on estimated amounts for the current fiscal year. The expenses in the table above reflect the contractual expense limitation in effect through March 12, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 12, 2005.


                                                 IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:            ANNUITIZED AT THE END OF PERIOD SHOWN
                                               --------------------------------------  ---------------------------------------
FUNDING OPTION                                 1 YEAR    3 YEARS   5 YEARS  10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
-----------------                              --------  --------  -------  ---------  --------  --------  --------  ---------
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Oak Ridge Large Cap Growth VCT
     Portfolio-- Class II .................     1673      3318      4638      7346       873      2518      4038       7346
  Pioneer Papp America-Pacific Rim VCT
     Portfolio - Class II .................     1673      3318      4638      7346       873      2518      4038       7346
  Pioneer Papp Small and Mid Cap Growth
     VCT Portfolio - Class II .............     1716      3430      4798      7555       916      2630      4198       7555


EFFECTIVE MARCH 14, 2004, the Variable Funding Options section is supplemented as follows:


              FUNDING                                 INVESTMENT                             INVESTMENT
              OPTION                                  OBJECTIVE                          ADVISER/SUBADVISER
-------------------------------------   ---------------------------------------   ----------------------------------
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer Oak Ridge Large Cap Growth   Seeks capital appreciation. The Fund      Pioneer Investment Management, Inc.
     VCT Portfolio-- Class II           normally invests in equity securities     Subadviser: Oak Ridge Investments,
                                        of large capitalization U.S.              LLC
                                        companies and seeks to invest in
                                        issuers with above average potential
                                        for earnings growth.
   Pioneer Papp America-Pacific Rim     Seeks long term capital growth. The       Pioneer Investment Management, Inc.
     VCT Portfolio - Class II           Fund normally invests in equity           Subadviser: L. Roy Papp & Associates,
                                        securities of issuers that have           LLP
                                        substantial sales to, or receive
                                        significant income from, countries
                                        within the Pacific Rim, and seeks to
                                        invest in issuers with above average
                                        potential for earnings growth.
   Pioneer Papp Small and Mid Cap       Seeks long term capital growth. The       Pioneer Investment Management, Inc.
     Growth VCT Portfolio-- Class II    Fund normally invests in equity           Subadviser: L. Roy Papp & Associates,
                                        securities of small and                   LLP
                                        mid-capitalization issuers and seeks
                                        Associates, LLP to invest in issuers
                                        with above average potential for
                                        earnings growth.



March 2004                                                         15240-00-0304
L-23166